Victory Pioneer Fund VCT Portfolio Investment Strategy - Victory Pioneer Fund VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a broad group of carefully selected securities that the Fund’s Adviser believes are reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Fund invests predominantly in equity securities. For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, equity interests in real estate investment trusts (“REITs”), depositary receipts, warrants, rights, and preferred stocks.The Fund primarily invests in securities of U.S. issuers. The Fund may invest up to 15% of its total assets in securities of non-U.S. issuers. The Fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.The Fund may invest up to 15% of its net assets in REITs.The Fund may invest in initial public offerings of equity securities. The Fund may also invest in investment-grade and below investment-grade debt securities (known as “junk bonds”).The Fund may, but is not required to, use derivatives. The Fund may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.The Adviser uses a value approach to select the Fund’s investments to buy and sell. Using this investment style, the Adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. In selecting securities, the Adviser considers a security’s potential to provide a reasonable amount of income. The Adviser focuses on the quality and price of individual issuers.The Fund seeks not to invest in companies significantly involved in certain business activities, including the production of alcohol, tobacco products, gambling casinos and other gaming businesses.To the extent possible on the basis of information available to the Adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.